Fair Values of Assets and Liabilities (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Asset-backed Securities [Member]	Dec. 31, 2011 Level 3 [Member] Municipal securities [Member]	Dec. 31, 2012 Level 3 [Member] Automobile Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer in of Level 3 Assets				$ 323.6	$ 791.4
Transfer out of Level 3 Assets			184.1
Fair Values of Assets and Liabilities (Textuals) [Abstract]
Federal Agencies: mortgage-backed securities transferred to held-to-maturity securities portfolio	$ 292.2	$ 278.2